CASH FLOW INFORMATION (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Investment activities
Net assets acquisition by business combination	$ 152,070,313
Investment in-kind in other related parties	1,429,089	$ 1,744,496
Capitalization of interest on buildings in progress	59,604
Investing activities	153,559,006	1,744,496
Financing activities
Capitalization of convertible notes	12,211,638
Purchase of own shares	(24,025,718)
Acquisition of non-controlling interest in subsidiaries		255,893
Financing activities	$ (11,814,080)	$ 255,893